Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure of Subsequent Events [Abstract]
SUBSEQUENT EVENTS	20. subsequent events There have been no material events between 30 June 2022 and the date of this report which are required to be disclosed.